UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: January 19, 2017 to February 17, 2017

Commission File Number of issuing entity: 333-190246-10

Central Index Key Number of issuing entity: 0001622413

JPMBB Commercial Mortgage Securities Trust 2014-C25

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-190246

Central Index Key Number of depositor: 0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000835271

JPMorgan Chase Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541468

Ladder Capital Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000312070

Barclays Bank PLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001548405

Starwood Mortgage Funding II LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001567746

Redwood Commercial Mortgage Corporation

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001628601

Column Financial, Inc.

(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3943078
38-3943079
38-3943080
38-7120335

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4A1			X
A‑5			X
A‑SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X
EC			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On February 17, 2017 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C25.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2014-C25 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from January 19, 2017 to February 17, 2017. The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 10, 2017. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on February 10, 2017. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Ladder Capital Finance LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 13, 2017. The CIK number for Ladder Capital Finance LLC is 0001541468.

Barclays Bank PLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2017. The CIK number for Barclays Bank PLC is 000312070.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding II LLC filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2017. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

Redwood Commercial Mortgage Corporation filed its most recent Rule 15Ga-1 Form ABS-15G on January 30, 2017. The CIK number for Redwood Commercial Mortgage Corporation is 0001567746.

Column Financial, Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on February 14, 2017. The CIK number for Column Financial, Inc. is 0001628601.

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2014-C25, affirms the following amounts in the respective accounts:

Certificate Account Beginning and Ending Balance
Prior Distribution Date:	1/18/2017	$0.00
Current Distribution Date:	2/17/2017	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date:	1/18/2017	$0.00
Current Distribution Date:	2/17/2017	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2014-C25, affirms the following amounts in the respective accounts:

Distribution Account Beginning and Ending Balance
Prior Distribution Date:	1/18/2017	$148,685.25
Current Distribution Date:	2/17/2017	$293,632.35

Interest Reserve Account Beginning and Ending Balance
Prior Distribution Date:	1/18/2017	$145,022.42
Current Distribution Date:	2/17/2017	$289,971.39

Gain-on-Sale Reserve Account Beginning and Ending Balance
Prior Distribution Date:	1/18/2017	$0.00
Current Distribution Date:	2/17/2017	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C25, relating to the February 17, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.

(Depositor)

/s/ Bianca Russo

Bianca Russo, Managing Director and Secretary

Date: March 2, 2017

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C25, relating to the February 17, 2017 distribution.